LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
LEASES

NOTE 12. LEASES

Operating Leases

ASU 2016-02 requires recognition in the statement of operations of a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. The standard requires a lessee to record a right-of-use asset and a corresponding lease liability at the inception of the lease, initially measured at the present value of the lease payments. The Company’s leases consist of operating leases on buildings and office space.

Lease expense for the nine months ended September 30, 2021 and 2020 was $220,798 and 175,896 respectively.

In accordance with ASU 2016-02, right-of-use assets are amortized over the life of the underlying lease. As of September 30, 2021 and 2020, the Company reflected right of use assets of $1,140,609 and $433,529, respectively.

As of September 30, 2021 the weighted average remaining lease term for the operating leases is 7.50 years. The weighted average discount rate for the operating leases is 5.25%.

Future minimum lease payment under these operating leases consisted of the following:

Year ending December 31,	Operating Lease Obligations
2021	$84,378
2022	330,737
2023	256,267
2024	172,690
2025	112,923
Thereafter	381,932
Total undiscounted operating lease payments	1,338,927
Less: Imputed interest	(189,715)
Present value of operating lease liabilities	$1,149,212

NOTE 13. LEASES

Operating Leases

The Company adopted ASU 2016-02, Leases, effective January 1, 2019. The standard requires a lessee to record a right-of-use asset and a corresponding lease liability at the inception of the lease, initially measured at the present value of the lease payments. As a result, we recorded right-of-use assets aggregating $684,083 as of January 1, 2019, utilizing a discount rate of 7.45%. That amount consists of operating leases on buildings and office space.

ASU 2016-02 requires recognition in the statement of operations of a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. As of December 31, 2020, the Company reflected accumulated amortization of right of use assets of $437,881 related to these leases and $439,801 for the total lease liability.

In accordance with ASU 2016-02, the right-of-use assets are being amortized over the life of the underlying leases.

As of December 31, 2020, the weighted average remaining lease term for the operating leases is 2.63 years. The weighted average discount rate for the operating leases is 7.45%.

Future minimum lease payment under these operating leases consisted of the following:

Year ending December 31,	Operating Lease Obligations
2021	$203,023
2022	164,660
2023	85,440
2024	33,000
2025	-
Thereafter	-
Total undiscounted operating lease payments	486,123
Less: Imputed interest	46,322
Present value of operating lease liabilities	$439,801